John E. Connolly, Jr.
Assistant General Counsel
Metropolitan Life Insurance Company
501 Boylston Street
Boston, MA 02116

November 16, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: MetLife Investors Insurance Company
    MetLife Investors Variable Annuity Account Five
    File No. 333-138569
    Rule 497(j) Certification

Commissioners:

On behalf of MetLife Investors Insurance Company (the "Company") and MetLife Investors Variable Annuity Account Five (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information ("SAI") each dated November 9, 2006 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Amendment No. 114 for the Account filed electronically with the Commission on November 9, 2006.

If you have any questions, please call the undersigned at (617) 578-3031.

Sincerely,

/s/ John E. Connolly, Jr.
-----------------------------------
John E. Connolly, Jr.
Assistant General Counsel
Metropolitan Life Insurance Company

cc:  Marie Swift, Esq.